OTHER INCOME	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
OTHER INCOME

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Income from associates and joint ventures	20	(38)	(8)
Gain on revaluation of MLSE investment	3	(4,976)	—
Other investment (income) losses		(7)	2

Total other income		(5,021)	(6)